Retirement Benefit Plan - Summary of Fair Value of Assets of BTPS Analysed by Asset Category (Parenthetical) (Detail) - BT Pension Scheme [Member] - GBP (£)	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure Of Defined Benefit Plans [Line Items]
Ordinary shares held under scheme	£ 3,000,000	£ 0	£ 0
Index-linked bonds held under scheme	£ 10,000,000	£ 10,000,000	£ 10,000,000